Changes in Redeemable Noncontrolling Interests (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Beginning Balance	¥ 53,177	¥ 41,621	¥ 37,633
Adjustment of redeemable noncontrolling interests to redemption value	220	2,851	(400)
Contribution to subsidiary	0	413	0
Transaction with noncontrolling interests	2,269	1,309	942
Comprehensive income
Net Income	4,970	4,108	3,985
Other comprehensive income
Net change of foreign currency translation adjustments	9,295	4,099	5,224
Total other comprehensive income	9,295	4,099	5,224
Comprehensive income	14,265	8,207	9,209
Cash dividends	(3,030)	(1,224)	(5,763)
Ending Balance	¥ 66,901	¥ 53,177	¥ 41,621